Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.